Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Minimum [Member] | Main Components of Tanks and Jetties [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Minimum [Member] | Installation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Minimum [Member] | Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	40 years
Maximum [Member] | Main Components of Tanks and Jetties [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	40 years
Maximum [Member] | Installation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	25 years
Maximum [Member] | Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years